INCOME TAXES - Movement in Components of Deferred Taxes (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred income tax liability (asset), beginning balance	$ 2,774	$ 2,376
Recognized in Earnings	(174)	394
Recognized in Other Comprehensive Income	(1)	(2)
Acquisition	281	7
Equity	3	4
Other	23	(5)
Deferred income tax liability (asset), ending balance	2,906	2,774
Derivative financial instruments
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred income tax liability (asset), beginning balance	(18)	11
Recognized in Earnings	5	(29)
Recognized in Other Comprehensive Income	0	0
Acquisition	0	0
Equity	0	0
Other	0	0
Deferred income tax liability (asset), ending balance	(13)	(18)
Employee benefits
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred income tax liability (asset), beginning balance	9	7
Recognized in Earnings	(1)	0
Recognized in Other Comprehensive Income	1	2
Acquisition	0	0
Equity	0	0
Other	0	0
Deferred income tax liability (asset), ending balance	9	9
Share-based payments
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred income tax liability (asset), beginning balance	26	21
Recognized in Earnings	(2)	5
Recognized in Other Comprehensive Income	0	0
Acquisition	0	0
Equity	0	0
Other	0	0
Deferred income tax liability (asset), ending balance	24	26
Provisions
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred income tax liability (asset), beginning balance	156	153
Recognized in Earnings	29	3
Recognized in Other Comprehensive Income	0	0
Acquisition	20	0
Equity	0	0
Other	0	0
Deferred income tax liability (asset), ending balance	205	156
Benefit of loss carryforwards
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred income tax liability (asset), beginning balance	153	180
Recognized in Earnings	256	(33)
Recognized in Other Comprehensive Income	0	0
Acquisition	13	(7)
Equity	0	0
Other	(22)	13
Deferred income tax liability (asset), ending balance	400	153
Other deductible temporary differences
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred income tax liability (asset), beginning balance	68	56
Recognized in Earnings	(39)	16
Recognized in Other Comprehensive Income	0	0
Acquisition	2	0
Equity	(3)	(4)
Other	0	0
Deferred income tax liability (asset), ending balance	28	68
Property, plant and equipment
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred income tax liability (asset), beginning balance	1,660	1,361
Recognized in Earnings	301	299
Recognized in Other Comprehensive Income	0	0
Acquisition	136	0
Equity	0	0
Other	8	0
Deferred income tax liability (asset), ending balance	2,105	1,660
Intangible assets
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred income tax liability (asset), beginning balance	118	198
Recognized in Earnings	(14)	(80)
Recognized in Other Comprehensive Income	0	0
Acquisition	180	0
Equity	0	0
Other	0	0
Deferred income tax liability (asset), ending balance	284	118
Investments in equity accounted investees
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred income tax liability (asset), beginning balance	1,262	1,173
Recognized in Earnings	(155)	89
Recognized in Other Comprehensive Income	0	0
Acquisition	0	0
Equity	0	0
Other	0	0
Deferred income tax liability (asset), ending balance	1,107	1,262
Taxable limited partnership income deferral
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred income tax liability (asset), beginning balance	122	56
Recognized in Earnings	(46)	66
Recognized in Other Comprehensive Income	0	0
Acquisition	0	0
Equity	0	0
Other	0	0
Deferred income tax liability (asset), ending balance	76	122
Other taxable temporary differences
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred income tax liability (asset), beginning balance	6	16
Recognized in Earnings	(12)	(18)
Recognized in Other Comprehensive Income	0	0
Acquisition	0	0
Equity	0	0
Other	(7)	8
Deferred income tax liability (asset), ending balance	$ (13)	$ 6